Personnel expenses - Number of employees at year-end (Details)	Dec. 31, 2022 employee item	Dec. 31, 2021 employee item	Dec. 31, 2020 employee
Personnel expense
Number of women employees	137	132	125
Number of men employees	146	132	128
Number of employees	283	264	253
Number of full time employees	267	259	247
Percentage of allocation of women in full-time employees	48.00%	49.00%	49.00%
Percentage of allocation of men in full-time employees	52.00%	51.00%	51.00%
Number of part time employees	5	5	6
Percentage of allocation of women in part-time employees	80.00%	80.00%	83.00%
Percentage of allocation of men in part-time employees	20.00%	20.00%	17.00%
Number of permanent employees	281	263	253
Percentage of allocation of women in permanent employees	48.00%	50.00%	49.00%
Percentage of allocation of men in permanent employees	52.00%	50.00%	51.00%
Number of temporary employees	2	1	0
Percentage of allocation of women in temporary employees	50.00%	0.00%	0.00%
Percentage of allocation of men in temporary employees	50.00%	100.00%	0.00%
Number of hourly employees	11
Percentage of allocation of women in hourly employees	55.00%
Percentage of allocation of men in hourly employees	45.00%
Number of managers	31	33	31
Number of non-management employees	252	231	222
Number of consultants | item	72	73